Operating Expenses	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Operating Expenses
NOTE 26: OPERATING EXPENSES
The operating expenses are made of the next three components:

•	Research & development expenses

•	General and administrative expenses

•	Non-recurring operating income and expenses
Research and development expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s consolidated financial statements.

(€‘000)	For the year ended December 31,
	2022	2021	2020
Employee expenses	9 062	9 475	8 564
Clinical study costs	4 280	4 000	5 555
Preclinical study costs	1 233	2 473	1 976
Depreciation	1 231	1 276	1 511
IP filing and maintenance fees	831	353	230
Rent and utilities	610	670	800
Share-based payments	425	644	927
Process development and scale-up	396	770	1 056
Consulting fees	320	568	372
Travel & Living	126	85	116
Delivery systems	—	—	47
Others	415	459	369
Total R&D expenses	18 928	20 773	21 522

The changes in the R&D expenses are mainly driven by:

•	The decrease of employee expenses mainly related to headcount reduction through the year ended December 31, 2022 to support the Group’s reorganization around preclinical and clinical programs;

•
The increase on clinical study costs mainly due to the new provision for onerous contracts for a total amount of €2.2 million in order to cover the contractual obligations after the Group’s decision to discontinue the development of its remaining clinical programs
CYAD-02,
CYAD-101
and
CYAD-211
taken in December 2022. The provision recorded to cover for contractual obligations through 2023 reaches an amount of €2.1 million (see note
22
);

•
The decrease of preclinical activities after the Group’s decision to adopt and implement over the last few months of the year 2022 the new business strategy to focus on discovery research in areas of expertise where it can leverage the differentiated nature of its platforms;

•
The increase on IP filing and maintenance fees in line with the new business strategy which has been adopted and implemented over the last few months of the year 2022 to focus on maximizing the Group’s intellectual property (IP) portfolio;

•
The decrease of the expenses associated with the share-based payments
(non-cash
expenses) related to the warrants plan offered to the employees, managers and directors, mainly related to the decrease in the fair market value of stock options issued in 2022; and

•
The decrease of process development costs after the Group’s decision to adopt and implement over the last few months of the year 2022 the new business strategy to focus on discovery research and discontinue the development of clinical programs.

Research and development expenses totaled €20.8 million for the year ended December 31, 2021, which represent ed
a decrease of 3% compared to 2020. The Group’s R&D internal resources are allocated to the continuous development of its immuno-oncology platform mainly in allogenic setting with its products candidate
CYAD-101,
CYAD-211
and preclinical programs (such as
CYAD-203).
The decrease in the Group’s R&D expenses
was
primarily driven by:

•	The increase of employee expenses mainly related to movement of employees through the year ended December 31, 2021 to support the Group’s preclinical and clinical programs

•	The increase of preclinical activities associated with the CYAD-203 program (next-generation NKG2D) and other next-generation CAR T candidates, compensated by;

•
The decrease of process development and clinical development after the Group’s decision in the fourth quarter of
2020 to discontinue the development of first-generation, autologous CAR T candidate
CYAD-01;

•	The decrease of process development associated to the transition from preclinical to clinical development of the CYAD-211 program; and

•
The decrease of the expenses associated with the share-based payments
(non-cash
expenses) related to the warrants plan offered to our employees, managers and directors
, mainly related to the decrease in the fair market value of stock options issued
in 2022.

General and administrative expenses

(€‘000)	For the year ended December 31,
	2022	2021	2020
Employee expenses	3 801	3 575	3 363
Consulting fees	2 870	2 254	1 747
Insurances	1 967	1 642	1 182
Share-based payments	1 199	1 529	1 855
Communication & Marketing	239	434	454
Depreciation	209	243	320
Travel & Living	115	31	91
Rent	109	50	87
Post-employment benefits	(55)	(7)	19
Other	92	157	197

Total General and administration	10 546	9 908	9 315

General and Administrative expenses increased by €
0.6
 million over the year ended December 31, 2022, which represents an increase of
6.4
% compared to 2021. The increase in insurances costs (D&O insurance principally) and consulting fees associated with legal and capital raise opportunities have been partially offset by the decrease of expenses associated with share-based payments (non-cash expenses) related to the warrants plan offered to the employees, managers and directors, mainly related to the decrease in the fair market value of stock options issued in 2022.
General and administrative expenses increased by €
0.6
 million over the year ended December 31, 2021, which represented an increase of
6.4
% compared to 2020. The increase in insurances costs (D&O insurance principally) and consulting fees associated with legal, recruitment and capital raise opportunities had been partially compensated by the decrease of the expenses associated with the share-based payments (non-cash expenses) related to the warrants plan offered to the Group’s employees, managers and directors.